RESULTS BY NATURE	6 Months Ended
Jun. 30, 2020
RESULTS BY NATURE
RESULTS BY NATURE

29.   RESULTS BY NATURE

	June 30,	June 30,
	2020	2019
Cost of sales (1)
Personnel expenses	(505,895)	(724,815)
Costs with raw materials, materials and services	(4,059,893)	(3,328,416)
Logistics cost	(2,025,824)	(1,278,385)
Depreciation, depletion and amortization (2)	(2,843,700)	(4,321,013)
Operating expenses Covid-19 (3)	(15,500)
Other	(157,881)	(294,383)
	(9,608,693)	(9,947,012)
Selling expenses
Personnel expenses	(93,913)	(100,942)
Services	(53,938)	(41,602)
Logistics cost	(410,230)	(273,414)
Depreciation, depletion and amortization	(460,597)	(441,995)
Other (4)	(43,356)	(40,331)
	(1,062,034)	(898,284)

General and Administrative expenses
Personnel expenses	(351,108)	(351,784)
Services	(134,501)	(138,370)
Depreciation, depletion and amortization	(43,814)	(20,468)
Social actions Covid-19	(48,024)
Operating expenses Covid-19 (2)	(10,729)
Other (5)	(62,375)	(98,174)
	(650,551)	(608,796)

Other operating income (expenses) net
Rents and leases	2,365	668
Result from sale of other products, net	24,886	12,895
Result from sale and disposal of property, plant and equipment and biological assets, net	9,343	(27,568)
Result on fair value adjustment of biological assets	173,733	83,453
Insurance reimbursement	4,129	6,587
Provision for loss of judicial deposits		(3,284)
Amortization and depletion	(9,470)	(9,192)
Sale of legal credits (Eletrobrás)		87,000
Result on disposal of investments	(9,404)
Other operating income (expenses), net	16,820	1,756
	212,402	152,315
1)	Includes the amount of R$149,087, related to idle capacity and maintenance downtime (there were no expenses as of June 30, 2019).
2)	In the period ended June 30, 2019 includes amortization of the inventories step up, resulting from the business combination with Fibria, in the amount of R$2,178,903.
3)

Includes, mainly, expenses in the manufacturing units for the refurbishment of cafeterias and workplaces, expansion of the frequency of conservation, cleaning, hygiene and maintenance of common areas, public transport with greater space between passengers, distribution of masks and realization rapid tests on employees working in factories.

4)	Includes expected credit losses, insurance, materials of use and consumption, expenses with travel, accommodation, participation in trade fairs and events.
5)	Includes corporate expenses, insurance, materials of use and consumption social projects and donations, expenses with travel and accommodation.